[Dunham Funds logo]	Dunham & Associates Investment Counsel, Inc.	Phone: (858) 964-0500
	Member FINRA/SIPC	(800) 442-4358
	10251 Vista Sorrento Parkway, Ste. 200 San Diego, CA 92121	Fax: (858) 964-0505

March 17, 2011

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC  20549

Attention: Filings - Rule 497(j)

Re: The Dunham Funds

Post Effective Amendment No.16 to the Registration Statement on Form N-1A

(File No. 333-147999, CIK No.0001420040)

Dear Sir or Madam:

This letter is being transmitted by means of electronic submission by The Dunham Funds (the “Trust”)  pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the “1933 Act”), and Regulation S-T.

Pursuant to Rule 497(j) under the 1933 Act, and on behalf of the Trust, I hereby certify that the form of Prospectus and Statement of Additional Information that would have been filed pursuant to paragraph (c) of Rule 497 under the 1933 Act would not have differed from that contained in Post-Effective Amendment No.16 to the Trust’s registration statement on Form N-1A that was filed on March 9, 2011.

If you have any questions related to this filing, please contact the undersigned at (888) 338-6426.

Very truly yours,

/s/Tamara B. Wendoll

Tamara B. Wendoll, Assistant Secretary

The Dunham Funds